UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     February 05, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     201907


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
AMERICAN INT'L GROUP           COM              026874107     7923    80384 SH        sole                   80384
AT&T                           COM              001957109     3755   216921 SH        sole                  216921
AT&T CANADA INC.               COM              00207Q202     2301    78840 SH        sole                   78840
CANADIAN NAT'L RAILWAY         COM              136375102     8630   290691 SH        sole                  290691
CANADIAN PACIFIC               COM              135923100     5956   208508 SH        sole                  208508
DONNELLEY (RR) & SONS          COM              257867101      289    10720 SH        sole                   10720
EASTMAN KODAK                  COM              277461109      886    22490 SH        sole                   22490
FANNIE MAE                     COM              313586109     9721   112057 SH        sole                  112057
FIRST DATA CORP.               COM              319963104    10347   196378 SH        sole                  196378
FREDDIE MAC                    COM              313400301     8470   122976 SH        sole                  122976
GANNETT                        COM              364730101     8832   140045 SH        sole                  140045
GENERAL AMER 7.2% PREF.        PREF             368802302      299    12310 SH        sole                   12310
GENUINE PARTS                  COM              372460105     7397   282452 SH        sole                  282452
INT'L BUSINESS MACHINES        COM              459200101     8838   103973 SH        sole                  103973
INTEL CORP.                    COM              458140100     4418   146964 SH        sole                  146964
JOHNSON CONTROLS               COM              478366107     1786    34350 SH        sole                   34350
K-MART CV PREF. T              CV. PREF         489778208     2319    86900 SH        sole                   86900
KNIGHT RIDDER                  COM              499040103     4247    74680 SH        sole                   74680
LEAR CORP.                     COM              521865105     5908   238115 SH        sole                  238115
LENNAR 0% CV LYON 7/29/18      CV. BOND         526057AA2      757  1405000 SH        sole                 1405000
MASCO                          COM              574599106     9399   365896 SH        sole                  365896
MERCK                          COM              589331107     1026    10963 SH        sole                   10963
MERRILL LYNCH                  COM              590188108      423     6210 SH        sole                    6210
MICROSOFT                      COM              594918104     3527    81309 SH        sole                   81309
MORGAN STANLEY/DN WITTER       COM              617446448     5445    68712 SH        sole                   68712
NATIONAL DATA CV 5% 2003       CV. BOND         635621AA3      711   790000 SH        sole                  790000
NATIONS BALANCED FUND          COM              63857K107      427    47485 SH        sole                   47485
NEW PLAN EXCEL REALTY          COM              648059103     2643   201345 SH        sole                  201345
NEWELL RUBBERMAID              COM              651229106     5437   238975 SH        sole                  238975
NUVEEN CA MUNI VALUE FUND      COM              67062C107      129    13820 SH        sole                   13820
PFIZER                         COM              717081103     3765    81847 SH        sole                   81847
QUEBECOR WORLD                 COM              748203106     1858    73760 SH        sole                   73760
RYLAND GROUP                   COM              783764103    15539   381320 SH        sole                  381320
SALOMON NIKKEI CV BOND         MITTS            79549B628      149    16640 SH        sole                   16640
SHERWIN-WILLIAMS               COM              824348106     4145   157525 SH        sole                  157525
SNAP ON                        COM              833034101     7428   266490 SH        sole                  266490
TORCHMARK                      COM              891027104     3886   101090 SH        sole                  101090
TRICON GL RESTAURANTS          COM              895953107     6082   184300 SH        sole                  184300
USX 6.75% CV PREF. Z           CV. PREF         90339E201     2389    78635 SH        sole                   78635
V.F. CORPORATION               COM              918204108     6037   166575 SH        sole                  166575
WAL-MART STORES                COM              931142103     8089   152258 SH        sole                  152258
WASHINGTON MUTUAL              COM              939322103    10294   193995 SH        sole                  193995